Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of investments, categorized by the level of the fair value hierarchy
The following tables present the Company’s investments, categorized by the level of the fair value hierarchy as of December 31, 2020 and 2019:

	December 31, 2020
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets
Private common equity securities	$—	$—	$1,000	$1,000
Private preferred equity securities	—	—	3,000	3,000
Total equities	—	—	4,000	4,000
Asset-backed securities	—	9,929	—	9,929
Bank debt	—	423	—	423
Corporate bonds	—	37,746	—	37,746
U.S. Treasury securities	—	53,213	—	53,213
Total debt securities	—	101,311	—	101,311
Derivative assets	—	—	1,153	1,153
	$—	$101,311	$5,153	106,464
Investments in funds valued at NAV				1,055,618
Total assets				$1,162,082
Liabilities
U.S. Treasury securities	$—	$11,990	$—	$11,990
Total securities sold, not yet purchased	—	11,990	—	11,990
Derivative liabilities	—	—	1,013	1,013
Total liabilities	$—	$11,990	$1,013	$13,003

	December 31, 2019
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets
Private common equity securities	$—	$—	$1,000	$1,000
Private preferred equity securities	—	—	3,000	3,000
Total equities	—	—	4,000	4,000
U.S. Treasury securities	—	101,186	—	101,186
Sovereign debt	—	23,885	—	23,885
Total debt securities	—	125,071	—	125,071
	$—	$125,071	$4,000	129,071
Investments in funds valued at NAV				860,630
Total assets				$989,701
Liabilities
Derivative liabilities	$—	$—	$31	$31
Total liabilities	$—	$—	$31	$31

Schedule of reconciliation of the balances for all investments measured at fair value using significant unobservable inputs
The following table presents the reconciliation of all investments measured at fair value using Level 3 inputs for the years ended December 31, 2020 and 2019:

	January 1, 2020	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	December 31, 2020
Assets
Private common equity securities	$1,000	$—	$—	$—	$—	$1,000
Private preferred equity securities	3,000	—	—	—	—	3,000
Derivative assets	—	—	—	—	1,153	1,153
Total assets	$4,000	$—	$—	$—	$1,153	$5,153
Liabilities
Derivative liabilities	$(31)	$—	$—	$(1,004)	$22	$(1,013)
Total liabilities	$(31)	$—	$—	$(1,004)	$22	$(1,013)

	January 1, 2019	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses)(1)	December 31, 2019
Assets
Private common equity securities	$—	$—	$1,000	$—	$—	$1,000
Private preferred equity securities	—	—	3,000	—	—	3,000
Total assets	$—	$—	$4,000	$—	$—	$4,000
Liabilities
Derivative liabilities	$(22)	$—	$—	$—	$(9)	$(31)
Total liabilities	$(22)	$—	$—	$—	$(9)	$(31)
(1)Total change in realized and unrealized gains (losses) recorded on Level 3 financial instruments is included in net investment income in the consolidated statements of income (loss). Realized and unrealized gains (losses) related to underwriting-related derivative assets and liabilities are included in other expenses, net of foreign exchange (gains) losses, in the consolidated statements of income (loss).